Employees	12 Months Ended
Dec. 31, 2022
Disclosure of information about employees [Abstract]
EMPLOYEES

7. EMPLOYEES

	Year ended December 31,
	2022 $’000	2021 $’000	2020 $’000
Staff costs comprised:
Directors’ salaries (including bonus)	554	2,526	14,666
Employees’ wages, salaries and bonus	2,014	1,856	1,058
Social security costs	135	176	194
Recruitment fees	197	242	17
Share based payment charge	(1,410)	5,173	5,105
	1,242	9,973	21,040
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	8	3
Corporate and administration	6	5	8
	9	13	11